Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits income tax penalties accrued	0	0
Unrecognized tax benefits interest on income taxes accrued	0	$ 0
Canada Revenue Agency [Member] | Research and Development Expense [Member]
Operating Loss Carryforwards [Line Items]
Non capital loss carryforwards to future expire	7,752,165
Canadian Federal Investment Tax Credits [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 1,449,886
Tax credit carry forward expiration term	20 years
Provincial Investment Tax Credits [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 511,826
Tax credit carry forward expiration term	10 years